SCHEDULE OF FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loss for the financial year	$ (55,457,325)	$ (24,939,822)	$ (5,711,222)
Net increase in cash	1,082,727	$ 917,095	$ (5,402,638)
Pro Ed Global School [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,310,273
Non-current assets	5,578,600
Current liabilities	(4,230,378)
Loss for the financial year	(229,039)
Operating cash flows, increase	225,891
Investing cash flows, increase
Financing cash flows, decrease
Net increase in cash	$ (3,148)